UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    1346049 Ontario Limited
Address: 22 St. Clair Avenue East, 18th Floor
         Toronto, Ontario, Canada  M4T 2S3

13F File Number:  028-11017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall Abramson
Title:     President
Phone:     416-956-9330

Signature, Place, and Date of Signing:

      /s/  Randall Abramson     Toronto, Ontario, Canada     January 14, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $240,560 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-11562                      Trapeze Asset Management Inc.
02   28-12071                      Trapeze Capital Corp

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURAY INC                    COM              004397105      432    28400          DEFINED 02                  0    28400        0
BANKATLANTIC BANCORP           CL A             065908501     1832   446760          DEFINED 01  02              0   446760        0
BROOKFIELD PPTYS CORP          COM              112900105      246    12650          DEFINED 01                  0    12650        0
CANADIAN NAT RES LTD           COM              136385101      708     9639          DEFINED 01  02              0     9639        0
CANADIAN SUPERIOR ENERGY INC   COM              136644101    38114 12933913          DEFINED 01  02              0 12933913        0
CANETIC RES TR                 COM              137513107      183    13511          DEFINED 01                  0    13511        0
CANO PETE INC                  COM              137801106    38460  5581979          DEFINED 01  02              0  5581979        0
CDN IMPERIAL BK OF COMMERCE    COM              136069101      414     5800          DEFINED 01                  0     5800        0
CHC HELICOPTER CORP            CL A SUB VTG     12541C203      248     9700          DEFINED 01                  0     9700        0
COMPUCREDIT CORP               COM              20478N100    46058  4615018          DEFINED 01  02              0  4615018        0
DELL INC                       COM              24702R101      521    21200          DEFINED 02                  0    21200        0
ENCANA CORP                    COM              292505104      205     3000          DEFINED 02                  0     3000        0
FORDING CDN COAL TR            TR UNIT          345425102      797    20500          DEFINED 01                  0    20500        0
FOUNDRY NETWORKS INC           COM              35063R100      385    22000          DEFINED 01                  0    22000        0
GENERAL ELECTRIC CO            COM              369604103      323     8700          DEFINED 01                  0     8700        0
GERON CORP                     COM              374163103      136    24000          DEFINED 01  02              0    24000        0
GOLDCORP INC NEW               COM              380956409     1718    50200          DEFINED 01                  0    50200        0
IAMGOLD CORP                   COM              450913108     9485  1157801          DEFINED 01  02              0  1157801        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     2426     7400          DEFINED 02                  0     7400        0
KINGSWAY FINL SVCS INC         COM              496904103     6121   503275          DEFINED 01  02              0   503275        0
KODIAK OIL & GAS CORP          COM              50015Q100     4183  1901150          DEFINED 01  02              0  1901150        0
LORUS THERAPEUTICS INC NEW     COM              544192107      149   753313          DEFINED 01  02              0   753313        0
NORTHERN DYNASTY MINERALS LT   COM NEW          66510M204     1112    84067          DEFINED 02                  0    84067        0
NOVAGOLD RES INC               COM NEW          66987E206     3481   424400          DEFINED 01  02              0   424400        0
OFFICE DEPOT INC               COM              676220106    41612  2991502          DEFINED 01  02              0  2991502        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509      612    34300          DEFINED 01                  0    34300        0
PRIMEWEST ENERGY TR            TR UNIT NEW      741930309      257     9424          DEFINED 01                  0     9424        0
ROYAL BK CDA MONTREAL QUE      COM              780087102      216     4200          DEFINED 01                  0     4200        0
STORM CAT ENERGY CORP          COM              862168101     9740 13740876          DEFINED 01  02              0 13740876        0
STREETTRACKS GOLD TR           GOLD SHS         863307104      825    10025          DEFINED 02                  0    10025        0
SUNCOR ENERGY INC              COM              867229106      950     8690          DEFINED 02                  0     8690        0
TEXAS INSTRS INC               COM              882508104      267     8000          DEFINED 01                  0     8000        0
TIM HORTONS INC                COM              88706M103     1121    30200          DEFINED 01                  0    30200        0
TORONTO DOMINION BK ONT        COM NEW          891160509     1443    20500          DEFINED 01                  0    20500        0
TRANSALTA CORP                 COM              89346D107      267     7900          DEFINED 01                  0     7900        0
YAMANA GOLD INC                COM              98462Y100    25513  1954534          DEFINED 01  02              0  1954534        0